Basis of Presentation and General Information, General Information (Details)									12 Months Ended
	Dec. 24, 2025 shares	Oct. 27, 2025 shares	Sep. 12, 2025 shares	Jun. 25, 2025 shares	Jun. 20, 2025 shares	Jun. 18, 2025 shares	Jun. 17, 2025 shares	Apr. 14, 2025 USD ($) Vessel $ / shares shares	Dec. 31, 2025 Subsidiary $ / shares shares	Dec. 31, 2024 $ / shares shares	Apr. 07, 2025 $ / shares
Basis of Presentation and General Information [Abstract]
Number of vessels owned by each subsidiary | Vessel								1
Working capital contribution | $								$ 10,356,450
Common shares, shares issued (in shares)	2,805,745							477,345	2,805,745	1,000
Common shares, shares outstanding (in shares)	2,774,865							477,345	2,774,865	1,000
Shares issued (in shares)		280,000	1,153,846	204,000	152,600	172,000	193,000
Preferred shares, par value (in dollars per share) | $ / shares											$ 0.001
Number of shares of common stock issued for shares of Company stock (in shares)								1
Number of shares of Company common stock held to receive stock (in shares)								8
Reverse stock split ratio	0.2
Republic of Marshall Islands [Member]
Basis of Presentation and General Information [Abstract]
Number of wholly owned subsidiaries | Subsidiary									7
Series A Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)								2,000,000	2,000,000
Preferred shares, dividend rate								1.00%	1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares								$ 25
Preferred shares, par value (in dollars per share) | $ / shares								$ 0.001
Series B Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Shares issued (in shares)								40,000
Preferred shares, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001	$ 0.001